BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 5,105	€ 4,243	€ 2,984	€ 39,218
Cash addition		1,330
Related parties debt restructuring
Related party non- cash receivable			1,259	1,845
Related party non- cash settlement	(1,740)	(468)		(38,529)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	3,365	5,105	4,243	2,984
Drawdown of related party debt				450
Other borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	5,105	4,243	2,984	17,777
Cash addition		1,330
Related parties debt restructuring
Related party non- cash receivable			1,259	1,845
Related party non- cash settlement	(1,740)	(468)		(17,088)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	€ 3,365	5,105	4,243	2,984
Drawdown of related party debt				450
Loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning				21,441
Related party non- cash receivable
Related party non- cash settlement				(21,441)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending
Drawdown of related party debt